Properties. Plant and Equipment (Tables)	6 Months Ended
Jun. 30, 2018
Property, plant and equipment [abstract]
Schedule of properties. plant and equipment

	Plant	Machinery	Office equipment	Motor vehicles	Furniture and fixtures	Leasehold improvements -factories and offices	Leasehold improvements -shops	Total

COST
At January 1, 2017	28,531,542	859,166	134,701	122,328	145,973	843,767	253,154	30,890,631
Additions	965,792	15,893	-	-	-	-	-	981,685
Disposals	-	-	(12,490)	(43,215)	(1,836)	-	-	(57,541)
Translation adjustment	1,758,824	52,963	8,304	7,541	8,999	52,014	15,606	1,904,251
At December 31, 2017	31,256,158	928,022	130,515	86,654	153,136	895,781	268,760	33,719,026
Additions	-	-	11,974	-	8,312	-	-	20,286
Disposals	-	-	-	-	-	-	-	-
Translation adjustment	(389,249)	(11,557)	(1,625)	(1,079)	(1,907)	(11,156)	(3,347)	(419,920)
At June 30, 2018	30,866,909	916,465	140,864	85,575	159,541	884,625	265,413	33,319,392

DEPRECIATION
At January 1, 2017	(2,406,532)	(700,123)	(89,920)	(109,891)	(136,626)	(435,636)	(253,154)	(4,131,882)
Provided for the year	(1,377,553)	(48,120)	(14,495)	(174)	(3,202)	(114,762)	-	(1,558,306)
Eliminated upon disposal of assets	-	-	10,071	38,893	1,432	-	-	50,396
Translation adjustment	(148,350)	(43,159)	(5,543)	(6,774)	(8,422)	(26,855)	(15,606)	(254,709)
At December 31, 2017	(3,932,435)	(791,402)	(99,887)	(77,946)	(146,818)	(577,253)	(268,760)	(5,894,501)
Provided for the year	(694,505)	(7,817)	(4,852)	(43)	(1,315)	(56,667)	-	(765,199)
Eliminated upon disposal of assets	-	-	-	-	-	-	-	-
Translation adjustment	48,973	9,856	1,244	971	1,828	7,189	3,347	73,407
At June 30, 2018	(4,577,967)	(789,363)	(103,495)	(77,018)	(146,305)	(626,731)	(265,413)	(6,586,292)

CARRYING AMOUNT
At December 31, 2017	27,323,723	136,620	30,628	8,708	6,318	318,528	-	27,824,524
At June 30, 2018	26,288,942	127,102	37,369	8,557	13,236	257,894	-	26,733,098

Schedule of straight-line basis for all property, plant and equipment over estimated useful lives

	Useful life	Residual Value
Plant	20 years	10%
Machinery	5 years	10%
Office equipment	5 years	10%
Motor vehicles	5 years	10%
Furniture and fixtures	5 years	10%
Leasehold improvements-factories and offices	Shorter of estimated useful life of 5 years or lease term	10%
Leasehold improvements-shops	Shorter of estimated useful life of 5 years or lease term	Nil
Distributor shops’ furniture and fixtures	1.5 years	Nil

Schedule of plant includes buildings owned by Anhui Kaixin built on the following land
Location	Description	Gross area (m2)
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Dormitory	8,573
Jinxi Town, Longshan Road, Taihu City, Anhui Province, the PRC	Factory	22,292

Schedule of carrying amount recognized assets carried under cost model
	As at June 30, 2018	As at December 31, 2017
Machinery	79,700	95,826
Motor Vehicles	34	35
Office Equipment	2,628	2,661
Furniture and fixtures	729	739
	83,091	99,261